Short-Term Loans from Banks and Others (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Aug. 03, 2022	Jan. 11, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Short-Term Loans from Banks and Others (Details) [Line Items]
Interest bearing, percentage					2.50%
Maximum [Member]
Short-Term Loans from Banks and Others (Details) [Line Items]
Interest bearing, percentage					3.50%
Forecast [Member]
Short-Term Loans from Banks and Others (Details) [Line Items]
Loans of insurance agency	$ 1,088	$ 67
Zhongtong Insurance [Member] | Forecast [Member]
Short-Term Loans from Banks and Others (Details) [Line Items]
Interest bearing, percentage	10.00%		10.00%
Loans of insurance agency	$ 188		$ 314
Loans Payable [Member]
Short-Term Loans from Banks and Others (Details) [Line Items]
Short-term bank loans				$ 1,155	$ 884
Short-term loans				$ 1,657	$ 884
Interest bearing, percentage				0.00%